Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Borrowings.
Schedule of Total borrowings

	2026 €m	2025 € m

Non-current borrowings

Bonds	32,285	34,873

Bank loans	1,209	1,009

Lease liabilities (note 20 ‘Leases’)	9,587	8,480

Other borrowings 1	2,425	1,734

	45,506	46,096

Current borrowings

Bonds	1,543	1,529

Bank loans	174	204

Lease liabilities (note 20 ‘Leases’)	2,801	2,346

Collateral liabilities	1,644	2,357

Other borrowings 1	968	611

	7,130	7,047

Borrowings	52,636	53,143
Note:

1.
Includes
€
996 million (2025:
€
700 million) and
€
492 million (2025:
€
187 million) of licence and spectrum fees payable, and
€
295 million (2025:
€
307 million) and
€
258 million (2025:
€
196 million) of supplier payables classified as borrowings, in non-current
and current borrowings respectively. The supplier payables classified as borrowings predominantly comprise payables for software licences which are received up-front
but charged to the Group via annual or other deferred instalments.